Expense Example - Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF - Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	1 Year	3 Years	5 Years	10 Years
USD ($)	20	64	113	255